Stockholders' Equity (Deficit) - Schedule of Stock Warrants Outstanding (Details) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants Outstanding, Beginning Balance			0
Warrants Outstanding, Ending Balance	4,533,334	4,533,334	0
Warrants, Common stock issuable upon exercise of warrants	4,533,334	4,533,334
Weighted Average Exercise Price, Outstanding, Beginning			$ 0.02
Weighted Average Exercise Price, Outstanding, Ending	$ 0.02	$ 0.02	$ 0.02
Weighted Average Exercise Price, Common stock issuable upon exercise of warrants	$ 0.02	$ 0.02
September 26, 2013 [Member]
Warrants, Granted	4,000,000	4,000,000
Weighted Average Exercise Price, Granted	$ 0.02	$ 0.02
October 21, 2013 [Member]
Warrants, Granted	400,000	400,000
Weighted Average Exercise Price, Granted	$ 0.02	$ 0.02
October 29, 2013 [Member]
Warrants, Granted	133,334	133,334
Weighted Average Exercise Price, Granted	$ 0.02	$ 0.02